Shareholder Fees - FidelitySAIInternationalValueIndexFund-PRO	Dec. 30, 2022 USD ($)
FidelitySAIInternationalValueIndexFund-PRO | Fidelity SAI International Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none